OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

April 28, 2010

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Panorama Series Fund, Inc.
     Post-Effective Amendment No. 44 under the Securities Act
     and Amendment No. 43 under the Investment Company Act
     File Nos. 2-73969; 811-3255

To the Securities and Exchange Commission:

       On behalf of Panorama Series Fund, Inc. (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 44 to the Registration Statement under the Securities Act and Amendment No. 43 to the Registration Statement under the Investment Company Act (the "Amendment").

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No.  42 to the Registration Statement, which was filed with the Commission on April 30, 2009. This filing is being made to include the (i) audited financial statements of the Fund for the fiscal year ended December 31, 2009, together with a copy of a signed Independent Registered Public Accounting Firm's consent, and (ii) non-material changes permitted by Rule 485(b) under the Securities Act.

On February 25, 2010, the Fund filed an amendment under Rule 485(a) for the purpose of complying with Release 33-8998 and related amendments to Form N-1A. Today's filing incorporates revisions in response to comments received from the Commission staff.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on April 30, 2010, as indicated on the facing page.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

                                             Very truly yours,

                                             /s/ Mitchell Lindauer

                                             Mitchell Lindauer

                                             Vice President and Assistant General Counsel

                                             Tel.: 212.323.0254

                                                        Fax: 212.323.4070

                                             mlindauer@oppenheimerfunds.com

Attachments

cc:    K&L Gates LLP

         KPMG LLP

  Gloria LaFond

  Nancy S. Vann